As filed with the Securities and Exchange Commission on March 12, 2009
1933 Act Registration No. 333-150624

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________________________________

FORM N-14

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.   ☐               Post-Effective Amendment No.        1

(Check appropriate box or boxes)

Neuberger Berman Equity Funds
(Exact name of Registrant as specified in charter)

605 Third Avenue
New York, New York 10158-0180

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)

With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1601
(Names and Addresses of Agents for Service of Process)

     For the new shares of Neuberger Berman Genesis Fund, a series of Neuberger Berman Equity Funds, the date of the public offering was August 15, 2008.  The public offering of Registrant's shares is ongoing.

     Title of Securities being registered: Advisor Class and Investor Class Shares of Neuberger Berman Genesis Fund.

     No filing fee is due because of Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

NEUBERGER BERMAN EQUITY FUNDS
FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

     This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Part C – Other Information

Signature Page

Exhibits

The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement on Form N-14, filed May 2, 2008, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information, each dated June 18, 2008, filed with the Securities and Exchange Commission under Rule 497 on June 18, 2008, File No. 333-150624.

NEUBERGER BERMAN EQUITY FUNDS
FORM N-14

PART C

OTHER INFORMATION

Item 15.     Indemnification.

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant’s series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreement with respect to Investor Class Shares, and Section 14 of the Distribution and Services Agreement with respect to the Advisor Class Shares, between the Registrant and NB Management (on behalf of the Investor Class and Advisor Class, respectively, of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.     Exhibits.

Exhibit Number		Description
(1)	(a)	Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

	(b)	Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

(c)

Amended Trust Instrument Schedule A - Listing the current series and classes of Neuberger Berman Equity Funds, Incorporated by Reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed July 25, 2008).

(2)	By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

(3)	Voting Trust Agreement. Not Applicable.

(4)	Plan of Reorganization and Termination. Incorporated by Reference to Registrant’s Prospectus/Proxy Statement filed under Rule 497, File No. 333-150624 (Filed June 18, 2008).

(5)	(a)

Trust Instrument, Amended and Restated of Neuberger Berman Equity Funds, Articles IV, V and VI. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

(b)

By-Laws of Neuberger Berman Equity Funds, Articles V, VI and VIII. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

(6)	(a)	(i)

Management Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(ii)

Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

	(b)	(i)

Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with respect to Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(ii)

Amended Sub-Advisory Agreement Schedule listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 137 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 8, 2008).

(7)	(a)	(i)

Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(ii)

Amended Distribution Agreement Schedule with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

	(b)	(i)

Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(ii)

Amended Distribution and Services Agreement Schedule with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

(8)	Bonus, Profit Sharing Contracts. None.

(9)	(a)

Custodian Contract Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15, 1995).

(b)

Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(10)	(a)

Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

(b)

Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

	(c)	Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 133 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed February 22, 2008).

(11)

Opinion and Consent of K&L Gates LLP on Securities Matters with Respect to Neuberger Berman Equity Funds. Incorporated by Reference to Registrant’s Registration Statement on Form N-14 File Nos. 2-11357 and 811-582 (Filed May 2, 2008).

(12)	Opinion of Counsel Supporting Tax Matters. (Filed herewith).

(13)	(a)	Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 116 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 2, 2006).

	(b)	(i)

Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(ii)

Amended Administration Agreement Schedule with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

	(c)	(i)

Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

(ii)

Amended Administration Agreement Schedule with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

(d)

Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 129 to Registrant’s Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 18, 2007).

	(e)	Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management LLC with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 139 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2008).

(14)	Consent of Independent Registered Public Accounting Firm. Previously filed with Registrant’s Registration Statement on Form N-14 File Nos. 2-11357 and 811-582 (Filed May 2, 2008).

(15)	Financial Statements Omitted from Prospectus. None.

(16)	Power of Attorney. Incorporated by Reference to Registrant’s Registration Statement on Form N-14 File Nos. 2-11357 and 811-582 (Filed May 2, 2008).

(17)	Additional Exhibits. None.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), the Registrant, Neuberger Berman Equity Funds, has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed by the undersigned, thereto duly authorized, in the City and State of New York on the 12th day of March 2009.

NEUBERGER BERMAN EQUITY FUNDS

By:      /s/ Robert Conti

Name: Robert Conti

Title:   President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	March 12, 2009
Robert Conti

/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	March 12, 2009
John M. McGovern

/s/ John Cannon	Trustee	March 12, 2009
John Cannon*

/s/ Faith Colish	Trustee	March 12, 2009
Faith Colish*

/s/ Martha C. Goss	Trustee	March 12, 2009
Martha C. Goss*

/s/ C. Anne Harvey	Trustee	March 12, 2009
C. Anne Harvey*

/s/ Robert A. Kavesh	Trustee	March 12, 2009
Robert A. Kavesh*

/s/ Michael M. Knetter	Trustee	March 12, 2009
Michael M. Knetter*

/s/ Howard A. Mileaf	Trustee	March 12, 2009
Howard A. Mileaf*

/s/ George W. Morriss	Trustee	March 12, 2009
George W. Morriss*

/s/ Edward I. O’Brien	Trustee	March 12, 2009
Edward I. O’Brien*

/s/ Jack L. Rivkin	Trustee	March 12, 2009
Jack L. Rivkin*

/s/ William E. Rulon	Trustee	March 12, 2009
William E. Rulon*

/s/ Cornelius T. Ryan	Trustee	March 12, 2009
Cornelius T. Ryan*

/s/ Tom D. Seip	Trustee	March 12, 2009
Tom D. Seip*

/s/ Candace L. Straight	Trustee	March 12, 2009
Candace L. Straight*

/s/ Peter P. Trapp	Trustee	March 12, 2009
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on March 12, 2009 pursuant to a power of attorney filed with Registrant’s Registration Statement on Form N-14 File Nos. 2-11357 and 811-582, on May 2, 2008.